Unconsolidated Investments (Details) $ in Millions		12 Months Ended
	Nov. 21, 2016 USD ($) MW	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 27, 2014 MW
Schedule of Equity Method Investments [Line Items]
Earnings from unconsolidated investments		$ 7	$ 1	$ 10
Distributions from unconsolidated investments		1	3	0
Distributions from unconsolidated affiliates		14	8	0
Accounts receivable, net		386	402
Elwood Energy Facility
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest ownership percentage	50.00%
Proceeds from sale of business interest	$ 173
Electrical power capacity divested | MW	1,580
Impairment		9
Previously posted collateral returned to Dynegy at closing		35
Earnings from unconsolidated investments		7
Distributions from unconsolidated investments		15	11
Distributions from unconsolidated affiliates		14	8
Accounts receivable, net		$ 0	$ 3
Black Mountain
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest ownership percentage					50.00%
Proceeds from sale of business interest				17
Electrical power capacity divested | MW					85
Net electrical power capacity divested | MW					43
Distributions from unconsolidated affiliates				$ 10